Right of use assets	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right of use assets

18. Right of use assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2022	633	9	98	740
Exchange adjustments	47	–	8	55
Additions through business combinations	53	–	–	53
Other additions	140	2	91	233
Depreciation	(131)	(3)	(58)	(192)
Transfer to assets held for sale/distribution	(115)	(1)	(11)	(127)
Disposals	(27)	(1)	(8)	(36)
Impairments	(39)	–	–	(39)
Net book value at 31 December 2022	561	6	120	687
Exchange adjustments	(30)	–	(6)	(36)
Additions through business combinations	1	–	–	1
Other additions	355	–	144	499
Depreciation	(121)	(2)	(67)	(190)
Transfer to assets held for sale/distribution	–	–	–	–
Disposals	(11)	–	(9)	(20)
Impairments	(10)	–	–	(10)
Reclassifications	6	–	–	6
Net book value at 31 December 2023	751	4	182	937
The Group has entered into some commitments for lease contracts that have not yet commenced. See Note 36, 'Commitments'.
An analysis of lease liabilities is set out in Note 30, ‘Net debt’.